STOCK-BASED COMPENSATION - Stock Option Range of Exercise Prices (Details)	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	2,719,612	2,637,890	3,732,524
Options outstanding, Weighted average remaining contractual life (years) | year	6.43
Options outstanding, Weighted average exercise price	$ 53.22	$ 49.42	$ 43.70
Options exercisable, Number exercisable (in share) | shares	1,059,590	924,562
Options exercisable, Weighted average exercise price	$ 46.26	$ 42.32
$37.96 - $39.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	360,248
Options outstanding, Weighted average remaining contractual life (years) | year	0.16
Options outstanding, Weighted average exercise price	$ 37.96
Options exercisable, Number exercisable (in share) | shares	360,248
Options exercisable, Weighted average exercise price	$ 37.96
$37.96 - $39.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	37.96
$37.96 - $39.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 39.99
$40.00 - $44.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	245,052
Options outstanding, Weighted average remaining contractual life (years) | year	5.02
Options outstanding, Weighted average exercise price	$ 44.31
Options exercisable, Number exercisable (in share) | shares	152,901
Options exercisable, Weighted average exercise price	$ 43.97
$40.00 - $44.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	40.00
$40.00 - $44.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $49.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	575,064
Options outstanding, Weighted average remaining contractual life (years) | year	5.36
Options outstanding, Weighted average exercise price	$ 48.93
Options exercisable, Number exercisable (in share) | shares	382,303
Options exercisable, Weighted average exercise price	$ 48.56
$45.00 - $49.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $49.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 49.99
$50.00 - $59.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,011,698
Options outstanding, Weighted average remaining contractual life (years) | year	8.53
Options outstanding, Weighted average exercise price	$ 58.04
Options exercisable, Number exercisable (in share) | shares	41,680
Options exercisable, Weighted average exercise price	$ 56.70
$50.00 - $59.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	50.00
$50.00 - $59.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 59.99
$60.00 - $64.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	489,835
Options outstanding, Weighted average remaining contractual life (years) | year	8.44
Options outstanding, Weighted average exercise price	$ 62.82
Options exercisable, Number exercisable (in share) | shares	122,458
Options exercisable, Weighted average exercise price	$ 62.82
$60.00 - $64.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	60.00
$60.00 - $64.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 64.99
$65.00 - $68.10
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	37,715
Options outstanding, Weighted average remaining contractual life (years) | year	9.68
Options outstanding, Weighted average exercise price	$ 68.10
Options exercisable, Number exercisable (in share) | shares	0
Options exercisable, Weighted average exercise price	$ 0.00
$65.00 - $68.10 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	65.00
$65.00 - $68.10 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 68.10